Income Taxes, Balances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Income taxes receivable	$ 2	$ 10
Federal
Income Tax [Line Items]
Income taxes receivable		7
Income taxes payable	(17)
State
Income Tax [Line Items]
Income taxes receivable	$ 2	$ 3